September 17, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insured Investments
100 F Street NE
Washington, DC 20549-4644

Re:   Minnesota Life Insurance Company
      Minnesota Life Individual Variable Universal Life Account
      Post-Effective Amendment No. 18 to Registration Statement on Form N-6 (File Numbers 333-144604 and 811-22093)

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to the Commission's EDGAR system. The amendment includes the addition of two new optional riders and is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective November 22, 2014.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:tmy